Submission	May 29, 2026
Submission [Line Items]
Central Index Key	0002065636
Registrant Name	SOLV Energy, Inc.
Registration File Number	333-296238
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES